Schedule of Reconciliation Statutory Federal Income Tax Provision to Actual Income Tax Benefit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate					(21.00%)	(21.00%)
State taxes, net of federal benefit					(4.70%)	(4.40%)
Equity related expenses					(1.70%)	(2.60%)
Tax exempt income					(2.20%)
Change in valuation allowance					29.60%	28.00%
Total income tax expense					0.00%	0.00%
Pre-tax book income tax at statutory rate					$ (1,843)	$ (1,476)
State taxes, net of federal benefit					(409)	(312)
Return to provision						1
Equity related expenses					(146)	(182)
Change in valuation allowance					2,587	1,970
Other					189	(1)
Total income tax expense